Business Combinations - Summary of Revenue and Profit Effected During the Year had Been at Beginning of the Year (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	[1]	Dec. 31, 2015	[1]
Disclosure of detailed information about business combination [Line Items]
Revenue	€ 25,220	€ 24,789		€ 21,406
2017 Acquisitions [Member]
Disclosure of detailed information about business combination [Line Items]
Revenue	1,188
Profit before tax for the financial year	38
CRH Group excluding 2017 acquisitions [Member]
Disclosure of detailed information about business combination [Line Items]
Revenue	24,688
Profit before tax for the financial year	1,869
CRH Group including 2017 acquisitions [Member]
Disclosure of detailed information about business combination [Line Items]
Revenue	25,876
Profit before tax for the financial year	€ 1,907

[1]	1 Restated to show the results of our Americas Distribution segment in discontinued operations. See note 2 for further details.